Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Financial Instruments at Fair Value Through Profit or Loss

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Forward exchange contracts	$104,308	$122,511	$4,363
Swap contracts	56,561	99,312	3,537
Call option (Note 29)	24,556	-	-

Non-derivative financial assets
Quoted ordinary shares	$3,460,123	$4,064,438	$144,745
Private-placement funds	603,718	1,124,754	40,055
Unquoted preferred shares	377,440	385,440	13,726
Open-end mutual funds	662,290	339,338	12,085
	5,288,996	6,135,793	218,511
Current	4,127,566	4,342,605	154,651

Non-current	$1,161,430	$1,793,188	$63,860

Financial liabilities held for trading - current

Derivative instruments (non-designated hedging)
Swap contracts	$862,581	$1,448,972	$51,602
Target redemption forward contracts	-	79,216	2,821
Forward exchange contracts	110,990	9,020	321

	$973,571	$1,537,208	$54,744

Summary of Outstanding Contracts Not Accounted for Hedge Accounting
At each balance sheet date, outstanding
s
wap contracts not accounted for hedge accounting were as follows:

		Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2019

Sell NT$/Buy US$	2020.01-2020.12	NT$50,241,799/US$1,660,000
Sell US$/Buy RMB	2020.02	US$49,666/RMB349,800
Sell US$/Buy JPY	2020.02-2020.03	US$45,878/JPY5,000,000
Sell US$/Buy KRW	2020.01	US$28,000/KRW32,454,800
Sell US$/Buy MYR	2020.01	US$11,000/MYR45,507
Sell US$/Buy NT$	2020.01	US$189,960/NT$5,719,478

December 31, 2020

Sell NT$/Buy US$	2021.01-2021.12	NT$51,140,082/US$1,755,000
Sell US$/Buy RMB	2021.01-2021.02	US$59,793/RMB395,742
Sell US$/Buy HKD	2021.02	US$13,804/HKD107,000
Sell US$/Buy JPY	2021.01	US$41,630/JPY4,300,000
Sell US$/Buy KRW	2021.01	US$30,000/KRW33,066,000
Sell US$/Buy NT$	2021.01-2021.02	US$675,240/NT$19,073,846

At each balance sheet date, outstanding forward exchange contracts not accounted for hedge accounting were as follow:

Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2019

Sell RMB/Buy US$	2020.01-2020.02	RMB2,224,491/US$316,896
Sell HKD/Buy US$	2020.01	HKD1,705,281/US$218,297
Sell NT$/Buy US$	2020.01	NT$2,275,860/US$75,000
Sell US$/Buy RMB	2020.01-2020.03	US$109,000/RMB767,277
Sell US$/Buy JPY	2020.01-2020.04	US$87,398/JPY9,509,491
Sell US$/Buy MYR	2020.01-2020.05	US$26,000/MYR108,330
Sell US$/Buy NT$	2020.01-2020.02	US$170,000/NT$5,142,441
Sell US$/Buy SGD	2020.01-2020.02	US$8,600/SGD11,691

December 31, 2020

Sell RMB/Buy US$	2021.01	RMB756,946/US$116,093
Sell HKD/Buy US$	2021.01	HKD4,100/US$529
Sell NT$/Buy US$	2021.01-2021.02	NT$2,667,230/US$95,000
Sell US$/Buy RMB	2021.01-2021.04	US$363,000/RMB2,385,500
Sell US$/Buy EUR	2021.01	US$1,607/EUR1,320
Sell US$/Buy JPY	2021.01-2021.04	US$100,076/JPY10,405,845
Sell US$/Buy KRW	2021.01	US$16,000/KRW17,575,300
Sell US$/Buy MYR	2021.01-2021.04	US$24,000/MYR98,737
Sell US$/Buy NT$	2021.01-2021.02	US$27,470/NT$776,867
Sell US$/Buy SGD	2021.01-2021.04	US$18,500/SGD24,868

As of December 31, 2020, outstanding target redemption forward contracts not accounted for hedge accounting were as follows:

Notional Amount
Currency	Maturity Period	(In Thousands)

Sell EUR/Buy US$	2022.04-2022.06	EUR23,279/US$27,475